Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of company's assets and liabilities that are measured at fair value on a recurring basis

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of January 31, 2022 and are categorized using the fair value hierarchy (in thousands):

	Total	(Level 3)

Private Placement Warrants – Sponsor	$28,199	28,199
Total liabilities recorded at fair value	$28,199	28,199

Schedule of reconciliation of Level 3 instruments

The following tables reconcile Level 3 instruments for which significant unobservable inputs were used to determine fair value:

For the Period from
February 1, 2021
to June 11, 2021
Balance as of January 31, 2021 (Predecessor (SLH))	$900
Unrealized gains recognized as other income	(900)
Balance as of June 11, 2021 (Predecessor (SLH))	$—

For the Period from
June 12, 2021
to January 31, 2022
Balance as of June 12, 2021 (Successor)	45,640
Unrealized losses recognized as other income	(17,441)
Balance as of January 31, 2022 (Successor)	$28,199

Schedule of assumptions used valuing Successor Company Warrants

	June 11, 2021	January 31, 2022
Risk-free interest rates	0.76%	1.54%
Expected dividend yield	—	—
Volatility factor	31%	43%
Expected lives (years)	5.0	4.4
Value per unit	$2.80	$1.73